Other Short-Term Debt (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Other Short-Term Debt

Other short-term debt consists of the following:

	June 30, 2012	December 31, 2011
Short-term notes, principal balance	$390,178	$401,178
Promissory notes related to proposed merger	—	325,000
Accrued interest on short-term notes	27,574	13,646

Total short-term notes and interest	$417,752	$739,824

Other short-term debt consists of the following at December 31,

2011
Short-term notes, principal balance	$401,178
Promissory notes related to proposed merger (Note 16)	325,000
Accrued interest on short-term notes	13,646

Total short-term notes and interest	$739,824